Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1],[2]	Dec. 31, 2015	[1],[2]
Cash and cash equivalents
Cash at bank and in hand	$ 529	$ 680
Short term bank deposits	26	130
Restricted cash	10	13
Total cash and cash equivalents	$ 565	$ 823	[1],[2]	$ 818		$ 603

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements